STOCKHOLDERS’ EQUITY (Details Narrative)																								3 Months Ended	12 Months Ended
	Nov. 05, 2022	Nov. 04, 2022 USD ($) shares	Oct. 01, 2022 shares	Aug. 17, 2022	Aug. 01, 2022 shares	Jun. 22, 2022 USD ($)	Jun. 16, 2022 USD ($) shares	Jun. 16, 2022 shares	Mar. 01, 2022 USD ($) $ / shares shares	Feb. 22, 2022 $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Jun. 28, 2021 USD ($) $ / shares shares	May 24, 2021 USD ($) $ / shares shares	May 20, 2021 USD ($) $ / shares shares	May 05, 2021 USD ($) $ / shares shares	Apr. 15, 2021 USD ($) shares	Apr. 14, 2021 USD ($) $ / shares shares	Jan. 10, 2021 USD ($) shares	Jan. 08, 2021 USD ($)	Dec. 18, 2020 USD ($) $ / shares shares	Dec. 16, 2020 USD ($) $ / shares shares	Sep. 17, 2019 USD ($) $ / shares shares	Sep. 05, 2019 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Dec. 15, 2021 shares	Mar. 31, 2020 USD ($) shares
Class of Stock [Line Items]
Preferred stock, shares authorized																										200,000,000
Preferred stock, par value | $ / shares																										$ 0.0001
Preferred stock value | $																									$ 500	$ 500
Number of shares converted																										4,762,376
Number of shares issued																									100,000
Common stock aggregate price | $																										$ 17,277,123
Redemption of Series D preferred shares | $																										2,534,758
Warrant to purchase shares											3,739,000						10,000,000
Warrant exercise price | $ / shares											$ 0.75						$ 0.75
Fair value of warrants adjustment | $																									(3,568,000)	(1,987,000)
Amortization | $																									1,470,000	$ 881,500
Beneficial conversion feature | $							$ 99,000
Percentage of series E preferred shares								10.00%
Increase series E preferred shares									130
Increase series E preferred value | $									$ 156,000
Debt instrument, redemption, percentage									15.00%
Debt conversion, description	(i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date
Common stock issued in business agreement | $																									$ 26,000
Common stock par value | $ / shares																									$ 0.0001	$ 0.0001
Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input																									3.81	2.42
Minimum [Member]
Class of Stock [Line Items]
Warrants term																									3 years
Minimum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																									113.6	185.9
Maximum [Member]
Class of Stock [Line Items]
Warrants term																									3 years 8 months 19 days
Maximum [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input																									121.0	205.9
Consultant [Member]
Class of Stock [Line Items]
Share price | $ / shares													$ 0.50
Number of shares issued					250,000								200,000				500,000
Common stock issued in business agreement | $													$ 99,600				$ 195,000
Sale of stock consideration																									52,018,294
Sale of stock, price per share | $ / shares																	$ 0.39
Number of shares vested			62,500
Shares vested value | $													24,900
Consultant [Member] | First Six Months [Member]
Class of Stock [Line Items]
Share based compensation | $													12,500
Consultant [Member] | Per Month Thereafter [Member]
Class of Stock [Line Items]
Share based compensation | $													$ 15,000
Consultant [Member] | Vested Immediately [Member]
Class of Stock [Line Items]
Number of shares vested													50,000
Consultant [Member] | Each Quarter [Member]
Class of Stock [Line Items]
Number of shares vested													50,000
Three Consultants [Member]
Class of Stock [Line Items]
Share price | $ / shares																								$ 0.36
Number of shares issued																								430,000
Common stock issued in business agreement | $																								$ 158,000
Common stock, shares sold, value | $																									$ 3,076,000
Three Consultants [Member] | Minimum [Member]
Class of Stock [Line Items]
Sale of stock, price per share | $ / shares																									$ 0.04
Three Consultants [Member] | Maximum [Member]
Class of Stock [Line Items]
Sale of stock, price per share | $ / shares																									$ 0.10
New Employees [Member]
Class of Stock [Line Items]
Share price | $ / shares																										$ 0.395
Number of shares issued																									275,000	375,000
Common stock issued in business agreement | $																										$ 108,000
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares														$ 0.55	$ 0.55
Common stock purchase price per share | $ / shares																	$ 0.55
Warrant to purchase shares																	10,000,000
Warrant exercise price | $ / shares																	$ 0.75
Debt instrument, redemption, percentage				15.00%
Common stock issued in business agreement | $																	$ 5,000,000
Common stock par value | $ / shares																	$ 0.0001
Number of commitments shares																	1,000,000
Proceeds from purchasers | $																$ 4,732,123
Purchase of common stock , shares														2,727,272	15,454,456
Purchase of common stock | $														$ 1,455,000	$ 8,245,000
Securities Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Share price | $ / shares												$ 0.40
Warrant to purchase shares												1,100,000
Fair value of warrants adjustment | $												$ 11,000
Purchase of common stock , shares												3,000,000
GHS Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares issued		64,000,000
Percentage of series E preferred shares	80.00%
Common stock issued in business agreement | $		$ 5,000,000
Beneficial ownership limitation		4.99%
Debt instrument, convertible, type of equity security		The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase
GHS Purchase Agreement [Member] | GHS [Member]
Class of Stock [Line Items]
Warrant to purchase shares												7,500,000
Common stock underlying prefunded warrant												1,100,000
Fair value of warrant | $												$ 3,011,000
Offering expenses | $												90,330
Proceeds from warrants | $												$ 2,909,670
Business Agreement [Member] | Consultant [Member]
Class of Stock [Line Items]
Common stock issued in business agreement | $						$ 250,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding																										5,000,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																							5,000			5,000
Preferred stock, par value | $ / shares																							$ 0.0001
Preferred Stock, Shares Outstanding																										0
Share price | $ / shares																							$ 1,200
Preferred stock redeemable description																							The Series B Preferred Stock were redeemable at the Company’s option, at percentages ranging from 120% to 135% for the first 180 days, based on the passage of time. The Series B were also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver Series B Preferred Stock requested under conversion notices. The triggering redemption amount is at the greater of (i) 135% of the stated value or (ii) the product of the volume-weighted average price (“VWAP”) on the day proceeding the triggering event multiplied by the stated value divided by the conversion price
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares converted																										607	5,008
Preferred stock, dividends-in-kind shares																										232	115
Number of shares issued																										10,068,000	113,517,030
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | Various Tranches [Member]
Class of Stock [Line Items]
Preferred stock, shares issued																											3,250		2,250
Preferred stock value | $																											$ 3,250,000		$ 2,250,000
Series B Preferred Stock [Member] | Securities Purchase Agreement [Member] | GHS Investments LLC [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																						5,000
Share price | $ / shares																						$ 1,200
Proceeds from preferred stock | $																						$ 5,000,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																					20,000					5,000
Preferred stock, par value | $ / shares																					$ 0.0001
Preferred Stock, Shares Outstanding																										0
Share price | $ / shares																					$ 0.10
Preferred stock redeemable description																					The Company was to redeem the Series D Preferred Stock in cash upon a three business days prior notice to the holder or the holder may convert the Series D Preferred Stock within such three business days period prior to redemption. Additionally, the holder had the right to either redeem for cash or convert the Preferred Stock into Common Stock within three business days following the consummation of a qualified offering. The Series D Preferred Stock were also redeemable at the holder’s option, upon the occurrence of a triggering event which includes a change of control, bankruptcy, and the inability to deliver shares of common stock requested under conversion notices. The triggering redemption amount would be 150% of the stated value
Preferred stock value | $																					$ 1,200
Preferred stock, dividend percentage																					12.00%
Common stock aggregate price | $																					$ 10,000,000
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Number of shares converted																	3,739.63
Series D Preferred Stock [Member] | Securities Purchase Agreement [Member] | Purchaser [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																				5,000
Preferred stock, par value | $ / shares																				$ 0.0001
Proceeds from preferred stock | $																		$ 1,050,000	$ 1,050,000	$ 5,000,000
Preferred stock, shares issued																		1,050
Preferred stock value | $																		$ 1,250,000	1,250,000	$ 6,000,000
Common stock purchase price per share | $ / shares																				$ 1,000
Preferred stock redemption discount | $																		$ 250,000	$ 250,000	$ 1,000,000
Series D Preferred Stock [Member] | Share Exchange Agreement [Member]
Class of Stock [Line Items]
Preferred stock, par value | $ / shares																	$ 0.0001
Reedemable Preferred Stock																2,450
Reedemable amount | $																$ 3,513,504
Redemption of Series D preferred shares | $																2,534,758
Exchange aggregate Preferred Stock																	3,600
Exchange into dividend, amount | $																3,258,189
Beneficial conversion feature | $																$ 3,270,000										$ 3,326,172
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized																										10,000
Preferred Stock, Shares Outstanding																									1,670	2,840
Share price | $ / shares																	$ 1,200
Number of shares issued																	10,000
Preferred Stock conversion price per share | $ / shares																	$ 0.35
Dividend rate per annum																	12.00%
Percentage of stated value																	150.00%
Warrant to purchase shares											270,000																	3,000,000
Number of shares issued							940	940																	170
Conversion of Stock, Shares Issued																									1,300	2,400
Conversion of Stock, Shares Converted																									14,458,127	8,228,572
Excess Stock, Shares Outstanding																									1,670
Series E Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Reedemable options percentage																	115.00%
Series E Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Reedemable options percentage																	125.00%
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized											1,500
Share price | $ / shares											$ 0.38
Common stock purchase price per share | $ / shares											$ 1,000
Exchange of shares, description																	the holder has the option to exchange (in lieu of conversion), all or some of the shares of Series E Preferred Stock then held for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis
Warrant to purchase shares											3,739,000
Warrant exercise price | $ / shares											$ 0.75
Warrants term											5 years
Purchase price of warrants | $											$ 1,500,000
Fair value of warrants adjustment | $											$ 561,000															$ 300,000
Warrants issue as placement agent fees											267,429
Fair value of warrant issued | $											$ 101,000
Beneficial conversion feature | $											170.000
Fair value of warrants issued in temporary equity | $																										662,000
Amortization | $																									$ 755,000	$ 338,000
New issue warrants fair value | $											$ 1,373,000
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Existing Warrant [Member]
Class of Stock [Line Items]
Warrant to purchase shares											10,000,000
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Class of Stock [Line Items]
Warrant measurement input											1.33
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Class of Stock [Line Items]
Warrant measurement input											209.9
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Dividend Rate [Member]
Class of Stock [Line Items]
Warrant measurement input											0
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Minimum [Member] | Existing Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price | $ / shares											$ 0.35
Series E Preferred Stock [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant to purchase shares											1,500,000
Warrant exercise price | $ / shares											$ 0.75
Series F Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary Equity, Shares Authorized																									750,000	750,000
Temporary Equity, Shares Outstanding																									750,000	750,000
Series F Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										750,000
Preferred stock, par value | $ / shares										$ 0.0001
Number of shares converted																									192,750,000	162,080,000
Preferred stock votes										1,000 votes per each share of Series F Preferred Stock held by such holder
Series F Preferred Stock [Member] | Board of Directors [Member]
Class of Stock [Line Items]
Share price | $ / shares									$ 0.246
Number of shares issued									250,000
Number of shares issued for services									750,000
Common stock shares payable									738,687,135
Share based compensation | $									$ 43,612,000